FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-00334
                                    ---------

                   FRANKLIN CAPITAL GROWTH FUND
                   ----------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  9/30/06
                           -------



Item 1. Schedule of Investments.



Franklin Capital Growth Fund

QUARTERLY STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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Franklin Capital Growth Fund

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY         SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 95.8%
  COMMUNICATIONS 6.2%
  Alltel Corp. .............................................................    United States       391,200    $   21,711,600
  America Movil SA de CV, L, ADR ...........................................       Mexico           527,600        20,771,612
a American Tower Corp., A ..................................................    United States       778,400        28,411,600
  Rogers Communications Inc., B ............................................       Canada           375,600        20,574,375
                                                                                                               --------------
                                                                                                                   91,469,187
                                                                                                               --------------
  CONSUMER DURABLES 2.5%
a Electronic Arts Inc. .....................................................    United States       417,200        23,229,696
  Harman International Industries Inc. .....................................    United States       173,400        14,468,496
                                                                                                               --------------
                                                                                                                   37,698,192
                                                                                                               --------------
  CONSUMER NON-DURABLES 3.9%
  PepsiCo Inc. .............................................................    United States       274,000        17,881,240
  The Procter & Gamble Co. .................................................    United States       385,800        23,911,884
  Wm. Wrigley Jr. Co. ......................................................    United States       333,700        15,370,222
                                                                                                               --------------
                                                                                                                   57,163,346
                                                                                                               --------------
  CONSUMER SERVICES 6.9%
  Carnival Corp. ...........................................................    United States       604,600        28,434,338
  International Game Technology ............................................    United States       909,100        37,727,650
  Starwood Hotels & Resorts Worldwide Inc. .................................    United States       177,900        10,174,101
  The Walt Disney Co. ......................................................    United States       557,290        17,225,834
a XM Satellite Radio Holdings Inc., A ......................................    United States       672,000         8,662,080
                                                                                                               --------------
                                                                                                                  102,224,003
                                                                                                               --------------
  ELECTRONIC TECHNOLOGY 14.1%
a Agilent Technologies Inc. ................................................    United States       464,600        15,187,774
a Apple Computer Inc. ......................................................    United States       128,000         9,859,840
  The Boeing Co. ...........................................................    United States       196,600        15,501,910
a Broadcom Corp., A ........................................................    United States       315,500         9,572,270
a Cisco Systems Inc. .......................................................    United States     1,627,100        37,423,300
a Dell Inc. ................................................................    United States       515,000        11,762,600
  Harris Corp. .............................................................    United States       362,700        16,136,523
  Intel Corp. ..............................................................    United States       872,300        17,943,211
  KLA-Tencor Corp. .........................................................    United States       441,600        19,637,952
a Network Appliance Inc. ...................................................    United States       378,300        14,000,883
  Nokia Corp., ADR .........................................................       Finland          998,600        19,662,434
  QUALCOMM Inc. ............................................................    United States       633,700        23,034,995
                                                                                                               --------------
                                                                                                                  209,723,692
                                                                                                               --------------
  ENERGY MINERALS 2.6%
  ConocoPhillips ...........................................................    United States       314,700        18,734,091
  Devon Energy Corp. .......................................................    United States       317,300        20,037,495
                                                                                                               --------------
                                                                                                                   38,771,586
                                                                                                               --------------
  FINANCE 13.1%
  AFLAC Inc. ...............................................................    United States       481,100        22,015,136
a Berkshire Hathaway Inc., A ...............................................    United States           230        22,034,000
  BlackRock Inc., A ........................................................    United States       111,800        16,658,200
  Brown & Brown Inc. .......................................................    United States       655,300        20,025,968
  Capital One Financial Corp. ..............................................    United States       213,800        16,817,508


                                          Quarterly Statement of Investments | 3

Franklin Capital Growth Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY         SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  FINANCE (CONTINUED)
  Citigroup Inc. ...........................................................    United States       510,900    $   25,376,403
a E*TRADE Financial Corp. ..................................................    United States       797,900        19,085,768
  Marsh & McLennan Cos. Inc. ...............................................    United States       553,300        15,575,395
  SLM Corp. ................................................................    United States       286,800        14,907,864
  Wells Fargo & Co. ........................................................    United States       585,400        21,179,772
                                                                                                               --------------
                                                                                                                  193,676,014
                                                                                                               --------------
  HEALTH SERVICES 3.2%
a Express Scripts Inc. .....................................................    United States       219,400        16,562,506
  IMS Health Inc. ..........................................................    United States       613,700        16,348,968
a WellPoint Inc. ...........................................................    United States       191,100        14,724,255
                                                                                                               --------------
                                                                                                                   47,635,729
                                                                                                               --------------
  HEALTH TECHNOLOGY 12.0%
a Amgen Inc. ...............................................................    United States       223,200        15,965,496
a Celgene Corp. ............................................................    United States       349,400        15,129,020
a Forest Laboratories Inc. .................................................    United States       194,100         9,823,401
a Genzyme Corp. ............................................................    United States       271,100        18,291,117
  Johnson & Johnson ........................................................    United States       325,610        21,145,113
  Roche Holding AG, ADR ....................................................     Switzerland        421,400        36,436,842
  Schering-Plough Corp. ....................................................    United States       944,600        20,866,214
a Varian Medical Systems Inc. ..............................................    United States       379,100        20,240,149
  Wyeth ....................................................................    United States       399,800        20,325,832
                                                                                                               --------------
                                                                                                                  178,223,184
                                                                                                               --------------
  INDUSTRIAL SERVICES 1.4%
  Halliburton Co. ..........................................................    United States       365,500        10,398,475
a National-Oilwell Varco Inc. ..............................................    United States       183,000        10,714,650
                                                                                                               --------------
                                                                                                                   21,113,125
                                                                                                               --------------
  PROCESS INDUSTRIES 2.1%
  Bunge Ltd. ...............................................................    United States       541,600        31,385,720
                                                                                                               --------------
  PRODUCER MANUFACTURING 7.5%
  3M Co. ...................................................................    United States       344,800        25,660,016
  Danaher Corp. ............................................................    United States       148,800        10,218,096
  General Electric Co. .....................................................    United States       461,900        16,305,070
  Tyco International Ltd. ..................................................    United States       838,900        23,480,811
  United Technologies Corp. ................................................    United States       563,300        35,685,055
                                                                                                               --------------
                                                                                                                  111,349,048
                                                                                                               --------------
  RETAIL TRADE 6.0%
  CVS Corp. ................................................................    United States       679,500        21,825,540
  Lowe's Cos. Inc. .........................................................    United States       780,000        21,886,800
  Target Corp. .............................................................    United States       192,100        10,613,525
  Wal-Mart Stores Inc. .....................................................    United States       689,300        33,996,276
                                                                                                               --------------
                                                                                                                   88,322,141
                                                                                                               --------------


4 | Quarterly Statement of Investments

Franklin Capital Growth Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY         SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TECHNOLOGY SERVICES 8.8%
  Adobe Systems Inc. .......................................................    United States       531,000    $   19,885,950
a Google Inc., A ...........................................................    United States        28,600        11,494,340
  Microsoft Corp. ..........................................................    United States     1,300,900        35,553,597
  Paychex Inc. .............................................................    United States       539,900        19,895,315
  SAP AG, ADR ..............................................................       Germany          570,100        28,219,950
a Yahoo! Inc. ..............................................................    United States       580,500        14,675,040
                                                                                                               --------------
                                                                                                                  129,724,192
                                                                                                               --------------
  TRANSPORTATION 4.1%
  C.H. Robinson Worldwide Inc. .............................................    United States       317,300        14,145,234
  Expeditors International of Washington Inc. ..............................    United States       306,700        13,672,686
  FedEx Corp. ..............................................................    United States       160,400        17,432,272
  Southwest Airlines Co. ...................................................    United States       945,500        15,752,030
                                                                                                               --------------
                                                                                                                   61,002,222
                                                                                                               --------------
  UTILITIES 1.4%
  FirstEnergy Corp. ........................................................    United States       379,000        21,170,940
                                                                                                               --------------
  TOTAL COMMON STOCKS (COST $1,227,644,619) ................................                                    1,420,652,321
                                                                                                               --------------
  SHORT TERM INVESTMENT (COST $65,665,117) 4.4%
  MONEY MARKET FUND 4.4%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .....    United States    65,665,117        65,665,117
                                                                                                               --------------
  TOTAL INVESTMENTS (COST $1,293,309,736) 100.2% ...........................                                    1,486,317,438
  OTHER ASSETS, LESS LIABILITIES (0.2)% ....................................                                       (2,865,407)
                                                                                                               --------------
  NET ASSETS 100.0% ........................................................                                   $1,483,452,031
                                                                                                               ==============

SELECTED PORTFOLIO ABBREVIATION

ADR - American Depository Receipt

a     Non-income producing for the twelve months ended September 30, 2006.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

Franklin Capital Growth Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Capital Growth Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...............................   $1,296,542,713
                                                      ==============

Unrealized appreciation ...........................   $  231,926,181
Unrealized depreciation ...........................      (42,151,456)
                                                      --------------
Net unrealized appreciation (depreciation) ........   $  189,774,725
                                                      ==============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPITAL GROWTH FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2006










                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have  reviewed  this  report on Form N-Q of FRANKLIN  CAPITAL  GROWTH
FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 27, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

      1. I have  reviewed  this  report on Form N-Q of FRANKLIN  CAPITAL  GROWTH
FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 27, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer